Lease liability (Schedule of additional information about leasing activities for lessee) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Beginning balance	$ 78,002	$ 63,514
Additional capitalized leases	27,984	49,695
Lease payments	(35,770)	(37,719)
Derecognized leases	(8,918)
Accretion and other movements	279	(2,512)
Ending balance	61,019	78,002
Current lease liabilities	16,156	33,529
Non-current lease liabilities	44,863	44,473
Lease Liabilities	$ 61,019	$ 78,002